Financial instruments and financial risk factors (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Disclosure Of Detailed Information Of Financial Assets Measured At Fair Value On Recurring Basis
The Company’s financial assets measured at fair value on a recurring basis are measured under level 1 of the hierarchy and were calculated as follows:

	Balance	Level 2
	$	$
As at April 30, 2022
Accounts receivable	11,501,265	11,501,265

	11,501,265	11,501,265

As at October 31, 2021
Accounts receivable	4,072,701	4,072,701

	4,072,701	4,072,701

Disclosure Of Detailed Information Of Financial Liabilities Measured At Fair Value On Recurring Basis
The Company’s financial liabilities measured at fair value on a recurring basis are measured under level 1 and 2 of the hierarchy and were calculated as follows:

	Balance	Level 1	Level 2
	$	$	$
As at April 30, 2022
Conversion feature of convertible debt (see Note 11)	11,469,108	—	11,469,108

	11,469,108	—	11,469,108

As at October 31, 2021
Conversion feature of convertible debt (see Note 11)	29,028,938	—	29,028,938
Warrants (see Note 12)	82,109,334	53,549,989	28,559,344

	111,138,272	53,549,989	57,588,282

Schedule of fair value measurement of price
The following table sets out the Company’s exposure, as of April 30, 2022, in relation to the impact of movements in the Cobalt and Nickel price for the provisionally invoiced sales volume:

	Cobalt		Nickel
	April 30, 2022	October 31, 2021	April 30, 2022	October 31, 2021
	$	$	$	$
Metric tonnes subject to fair value pricing adjustments	2,595	1,728	2,595	1,728
10% increase in prices	681,592	303,351	1,024,667	448,266
10 % decrease in prices	(681,592)	(303,351)	(1,024,667)	(448,266)

Li Cycle Holdings Corp [member]
Disclosure of fair value measurement of liabilities [line items]
Disclosure Of Detailed Information Of Maturities Of Financial Liabilities
All of the Company’s financial liabilities have contractual cash flows as follows:

	Carrying amount	Contractual cash flows	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
	$	$	$	$	$	$	$	$
As at October 31, 2021
Accounts payable and accrued liabilities	18,701,116	18,701,116	18,701,116	—	—	—	—	—
Lease liabilities	29,364,869	35,934,570	4,517,775	4,634,401	3,785,984	3,374,696	3,311,808	16,309,906
Loan payable	39,748	41,338	6,384	6,618	6,860	7,111	7,371	6,994
Convertible Debt	100,877,838	142,682,078	—	—	—	—	142,682,078	—
Warrants	82,109,334	—	—	—	—	—	—	—
Restoration provisions	334,233	302,049	—	84,582	—	—	54,842	162,625

	231,427,138	197,661,151	23,225,275	4,725,601	3,792,844	3,381,807	146,056,099	16,479,525

	Carrying amount	Contractual cash flows	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
	$	$	$	$	$	$	$	$
As at October 31, 2020
Accounts payable and accrued liabilities	4,364,370	4,364,372	4,364,372	—	—	—	—	—
Restricted share units	171,849	171,849	171,849	—	—	—	—	—
Lease liabilities	3,613,170	4,529,662	805,946	680,943	568,434	584,269	479,833	1,410,237
Loan payable	2,247,878	2,628,652	1,782,888	845,763	—	—	—	—
Restoration provisions	321,400	333,866	—	81,166	—	—	52,627	200,074

	10,718,667	12,028,401	7,125,055	1,607,872	568,434	584,269	532,460	1,610,311

Recurring fair value measurement [member] | Li Cycle Holdings Corp [member]
Disclosure of fair value measurement of liabilities [line items]
Disclosure Of Detailed Information Of Financial Assets Measured At Fair Value On Recurring Basis
The Company’s financial assets measured at fair value on a recurring basis were calculated as follows:

	Balance	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	$	$	$	$
As at October 31, 2021
Accounts receivable	4,072,701	—	4,072,701	—

	4,072,701	—	4,072,701	—

As at October 31, 2020
Accounts receivable	571,300	—	571,300	—

	571,300	—	571,300	—

Disclosure Of Detailed Information Of Financial Liabilities Measured At Fair Value On Recurring Basis
The Company’s financial liabilities measured at fair value on a recurring basis were calculated as follows:

	Balance	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	$	$	$	$
As at October 31, 2021
Restricted share units	—	—	—	—
Conversion feature of convertible debt	29,028,938	—	29,028,938	—
Warrants	82,109,334	53,549,989	28,559,344	—

	111,138,272	53,549,989	57,588,282	—

As at October 31, 2020
Restricted share units	171,849	—	171,849	—

	171,849	—	171,849	—